Investment Strategy	Feb. 24, 2025
STKd 100% COIN & 100% NVDA ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by employing derivatives, namely swap agreements and/or listed options contracts, to gain long exposure to two underlying securities, Coinbase Global, Inc. (“COIN”) and NVIDIA Corporation (“NVDA”) (COIN and NVDA, each an “Underlying Security,” and together the “Underlying Securities”).

The Fund uses leverage to “stack” the total return of the Fund’s long exposure to COIN (the “COIN strategy”) together with the total return of the Fund’s long exposure to NVDA (the “NVDA strategy”). Essentially, one dollar invested in the Fund provides approximately one dollar of exposure to the Fund’s COIN strategy and approximately one dollar of exposure to the Fund’s NVDA strategy. So, the return of the COIN strategy (minus the cost of financing) is essentially stacked on top of the returns of the NVDA strategy (minus the cost of financing). Under normal circumstances, the Fund’s exposure to COIN will represent approximately 100% of the Fund’s net assets, and the Fund’s exposure to NVDA will represent approximately 100% of the Fund’s net assets.

In particular, the term “exposure” refers to the degree to which the Fund’s investment is influenced by fluctuations in each of the COIN strategy and the NVDA strategy. If you invest one dollar in the Fund, one dollar’s worth of that investment will track the performance of the COIN strategy, behaving similarly to how COIN’s price performs. In addition, one dollar’s worth of that investment will track the performance of the NVDA strategy, mirroring the ups and downs of the price of NVDA. Through the Fund’s use of leverage, each dollar invested is effectively doubled to follow and potentially profit (or experience losses) from two different companies. The Fund’s investment strategy is based on the premise that a focused allocation to two companies may provide targeted exposure to complementary developments and innovations within their respective industries. Through this approach, the Fund seeks to benefit from each company’s distinct contributions, leveraging one company’s expertise in a specific area in conjunction with the complementary strengths of the other. Specifically, the combination of investing in COIN and NVDA may provide exposure to the accelerating adoption of blockchain technology alongside the growth of AI (artificial intelligence) driven applications.

The Fund may enter into one or more swap agreements with financial institutions whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an Underlying Security’s share price. In addition to utilizing swap agreements to gain exposure to the Underlying Securities, the Fund may also utilize listed options to seek to achieve exposure to the Underlying Securities. Additionally, the Fund may use other option strategies to produce similar exposure to an Underlying Security, like buying calls and selling puts with identical strike prices. These options allow the Fund to adjust its leverage strategy in response to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements.

The Fund will hold assets to serve as collateral for its derivative instruments. For those collateral holdings, the Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments that provide financial exposure to COIN and/or NVDA. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. The Fund is expected to have a high annual portfolio turnover rate.

Coinbase Global, Inc.

Coinbase Global, Inc. offers a variety of products and services that enable individuals, businesses, and developers to participate in the cryptoeconomy. It provides customers around the world with a platform for buying, selling, transferring, and storing digital assets. Coinbase Global, Inc. is listed on Nasdaq. The aggregate market value of the voting and non-voting stock held by non-affiliates of Coinbase Global, Inc. on June 30, 2024, was approximately $44.6 billion based on the closing sales price of Coinbase Global, Inc.’s Class A common stock as reported on Nasdaq on that date.

Coinbase Global, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Coinbase Global, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-40289 through the SEC’s website at www.sec.gov. In addition, information regarding Coinbase Global, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to COIN or other securities of Coinbase Global, Inc. The Fund has derived all disclosures contained in this document regarding Coinbase Global, Inc. from publicly available documents. None of the Fund, the Trust, the Adviser, or the Sub-Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Coinbase Global, Inc. None of the Fund, the Trust, the Adviser, or the Sub-Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Coinbase Global, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Coinbase Global, Inc. (and therefore the price of Coinbase Global, Inc. at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Coinbase Global, Inc. could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation to you as to the performance of COIN.

THE FUND, TRUST, THE ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH COINBASE GLOBAL, INC.

NVIDIA Corporation

Nvidia Corporation is a technology company that designs graphics processing units (“GPUs”). Nvidia Corporation has created GPU-based visual computing and accelerated computing platforms that address four separate markets: gaming, professional visualization, data center, and automotive. Nvidia Corporation is listed on Nasdaq. The aggregate market value of the voting stock held by non-affiliates of Nvidia Corporation as of July 28, 2023 was approximately $1.1 trillion (based on the closing sales price of Nvidia Corporation ‘s common stock as reported by Nasdaq on July 28, 2023).

Nvidia Corporation is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Nvidia Corporation pursuant to the Exchange Act can be located by reference to the SEC file number 0-23985 through the SEC’s website at www.sec.gov. In addition, information regarding Nvidia Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to NVDA or other securities of Nvidia Corporation. The Fund has derived all disclosures contained in this document regarding Nvidia Corporation from publicly available documents. None of the Fund, the Trust, the Adviser, or the Sub-Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Nvidia Corporation. None of the Fund, the Trust, the Adviser, or the Sub-Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Nvidia Corporation is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Nvidia Corporation (and therefore the price of Nvidia Corporation at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Nvidia Corporation could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or the Sub-Adviser, or their respective affiliates makes any representation to you as to the performance of NVDA.

THE FUND, TRUST, THE ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH NVIDIA CORPORATION.

Portfolio Attributes

The Fund is classified as “non-diversified” under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry or industries as those assigned to COIN and NVDA. As of the date of the Prospectus, COIN is assigned to the capital markets industry and NVDA is assigned to the semiconductors & semiconductor equipment industry.

The Fund’s pairing of COIN and NVDA is static and will not change unless a material event, such as a merger, liquidation, or similar occurrence, necessitates such a change. The Adviser reallocates the Fund’s portfolio holdings at least monthly to seek to maintain a balanced exposure of approximately 100% to COIN and 100% to NVDA. However, between reallocation dates, the allocation between the two assets may drift substantially, potentially necessitating more frequent reallocations to maintain the target exposure.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments that provide financial exposure to COIN and/or NVDA.
STKd 100% NVDA & 100% MSTR ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by employing derivatives, namely swap agreements and/or listed options contracts, to gain long exposure to two underlying securities, NVIDIA Corporation (“NVDA”) and MicroStrategy Incorporated d/b/a Strategy (“MSTR”) (NVDA and MSTR, each an “Underlying Security,” and together the “Underlying Securities”).

The Fund uses leverage to “stack” the total return of the Fund’s long exposure to NVDA (the “NVDA strategy”) together with the total return of the Fund’s long exposure to MSTR (the “MSTR strategy”). Essentially, one dollar invested in the Fund provides approximately one dollar of exposure to the Fund’s NVDA strategy and approximately one dollar of exposure to the Fund’s MSTR strategy. So, the return of the NVDA strategy (minus the cost of financing) is essentially stacked on top of the returns of the MSTR strategy (minus the cost of financing). Under normal circumstances, the Fund’s exposure to NVDA will represent approximately 100% of the Fund’s net assets, and the Fund’s exposure to MSTR will represent approximately 100% of the Fund’s net assets.

In particular, the term “exposure” refers to the degree to which the Fund’s investment is influenced by fluctuations in each of the NVDA strategy and the MSTR strategy. If you invest one dollar in the Fund, one dollar’s worth of that investment will track the performance of the NVDA strategy, behaving similarly to how NVDA’s price performs. In addition, one dollar’s worth of that investment will track the performance of the MSTR strategy, mirroring the ups and downs of the price of MSTR. Through the Fund’s use of leverage, each dollar invested is effectively doubled to follow and potentially profit (or experience losses) from two different companies. The Fund’s investment strategy is based on the premise that a focused allocation to two companies may provide targeted exposure to complementary developments and innovations within their respective industries. Through this approach, the Fund seeks to benefit from each company’s distinct contributions, leveraging one company’s expertise in a specific area in conjunction with the complementary strengths of the other. Specifically, the combination of investing in NVDA and MSTR may capitalize on the synergy between AI (artificial intelligence) infrastructure innovation and bitcoin’s increasing institutional adoption.

The Fund may enter into one or more swap agreements with financial institutions whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an Underlying Security’s share price. In addition to utilizing swap agreements to gain exposure to the Underlying Securities, the Fund may also utilize listed options to seek to achieve exposure to the Underlying Securities. Additionally, the Fund may use other option strategies to produce similar exposure to an Underlying Security, like buying calls and selling puts with identical strike prices. These options allow the Fund to adjust its leverage strategy in response to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements.

The Fund will hold assets to serve as collateral for its derivative instruments. For those collateral holdings, the Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments that provide financial exposure to NVDA and/or MSTR. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. The Fund is expected to have a high annual portfolio turnover rate.

NVIDIA Corporation

Nvidia Corporation is a technology company that designs graphics processing units (“GPUs”). Nvidia Corporation has created GPU-based visual computing and accelerated computing platforms that address four separate markets: gaming, professional visualization, data center, and automotive. Nvidia Corporation is listed on Nasdaq. The aggregate market value of the voting stock held by non-affiliates of Nvidia Corporation as of July 28, 2023 was approximately $1.1 trillion (based on the closing sales price of Nvidia Corporation ‘s common stock as reported by Nasdaq on July 28, 2023).

Nvidia Corporation is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Nvidia Corporation pursuant to the Exchange Act can be located by reference to the SEC file number 0-23985 through the SEC’s website at www.sec.gov. In addition, information regarding Nvidia Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to NVDA or other securities of Nvidia Corporation. The Fund has derived all disclosures contained in this document regarding Nvidia Corporation from publicly available documents. None of the Fund, the Trust, the Adviser, or the Sub-Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Nvidia Corporation. None of the Fund, the Trust, the Adviser, or the Sub-Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Nvidia Corporation is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Nvidia Corporation (and therefore the price of Nvidia Corporation at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Nvidia Corporation could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or the Sub-Adviser, or their respective affiliates makes any representation to you as to the performance of NVDA.

THE FUND, TRUST, THE ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH NVIDIA CORPORATION.

MicroStrategy Incorporated d/b/a Strategy

MSTR has two main strategies for its business operations. One is to acquire and hold bitcoin, while the other is to grow its enterprise analytics software business. MSTR is listed on Nasdaq. Per MSTR’s most recent Form 10-K filing, the aggregate market value of the voting and non-voting common equity held by non-affiliates of MSTR (based on the last reported sale price of its class A common stock on June 28, 2024 on Nasdaq) was approximately $23.499 billion. Additionally, per MSTR’s most recent 10-Q filing, digital assets represented approximately 82% of its total assets.

MSTR is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by MSTR pursuant to the Exchange Act can be located by reference to the SEC file number 001-42509 through the SEC’s website at www.sec.gov. In addition, information regarding MSTR may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to MSTR or other securities of MSTR. The Fund has derived all disclosures contained in this document regarding MSTR from publicly available documents. None of the Fund, the Trust, the Adviser, or the Sub-Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to MSTR. None of the Fund, the Trust, the Adviser, or the Sub-Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding MSTR is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of MSTR (and therefore the price of MSTR at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning MSTR could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or the Sub-Adviser, or their respective affiliates makes any representation to you as to the performance of MSTR.

THE FUND, TRUST, THE ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH MSTR.

Portfolio Attributes

The Fund is classified as “non-diversified” under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry or industries as those assigned to NVDA and MSTR. As of the date of the Prospectus, NVDA is assigned to the semiconductors & semiconductor equipment industry and MSTR is assigned to the software industry.

The Fund’s pairing of NVDA and MSTR is static and will not change unless a material event, such as a merger, liquidation, or similar occurrence, necessitates such a change. The Adviser reallocates the Fund’s portfolio holdings at least monthly to seek to maintain a balanced exposure of approximately 100% to NVDA and 100% to MSTR. However, between reallocation dates, the allocation between the two assets may drift substantially, potentially necessitating more frequent reallocations to maintain the target exposure.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments that provide financial exposure to NVDA and/or MSTR.
STKd 100% MSTR & 100% COIN ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by employing derivatives, namely swap agreements and/or listed options contracts, to gain long exposure to two underlying securities, MicroStrategy Incorporated d/b/a Strategy (“MSTR”) and Coinbase Global, Inc. (“COIN”) (MSTR and COIN, each an “Underlying Security,” and together the “Underlying Securities”).

The Fund uses leverage to “stack” the total return of the Fund’s long exposure to MSTR (the “MSTR strategy”) together with the total return of the Fund’s long exposure to COIN (the “COIN strategy”). Essentially, one dollar invested in the Fund provides approximately one dollar of exposure to the Fund’s MSTR strategy and approximately one dollar of exposure to the Fund’s COIN strategy. So, the return of the MSTR strategy (minus the cost of financing) is essentially stacked on top of the returns of the COIN strategy (minus the cost of financing). Under normal circumstances, the Fund’s exposure to MSTR will represent approximately 100% of the Fund’s net assets, and the Fund’s exposure to COIN will represent approximately 100% of the Fund’s net assets.

In particular, the term “exposure” refers to the degree to which the Fund’s investment is influenced by fluctuations in each of the MSTR strategy and the COIN strategy. If you invest one dollar in the Fund, one dollar’s worth of that investment will track the performance of the MSTR strategy, behaving similarly to how MSTR’s price performs. In addition, one dollar’s worth of that investment will track the performance of the COIN strategy, mirroring the ups and downs of the price of COIN. Through the Fund’s use of leverage, each dollar invested is effectively doubled to follow and potentially profit (or experience losses) from two different companies. The Fund’s investment strategy is based on the premise that a focused allocation to two companies may provide targeted exposure to complementary developments and innovations within their respective industries. Through this approach, the Fund seeks to benefit from each company’s distinct contributions, leveraging one company’s expertise in a specific area in conjunction with the complementary strengths of the other. Specifically, the combination of investing in MSTR and COIN may offer exposure to bitcoin holdings and cryptocurrency market infrastructure development.

The Fund may enter into one or more swap agreements with financial institutions whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an Underlying Security’s share price. In addition to utilizing swap agreements to gain exposure to the Underlying Securities, the Fund may also utilize listed options to seek to achieve exposure to the Underlying Securities. Additionally, the Fund may use other option strategies to produce similar exposure to an Underlying Security, like buying calls and selling puts with identical strike prices. These options allow the Fund to adjust its leverage strategy in response to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements.

The Fund will hold assets to serve as collateral for its derivative instruments. For those collateral holdings, the Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments that provide financial exposure to MSTR and/or COIN. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. The Fund is expected to have a high annual portfolio turnover rate.

MicroStrategy Incorporated d/b/a Strategy

MSTR has two main strategies for its business operations. One is to acquire and hold bitcoin, while the other is to grow its enterprise analytics software business. MSTR is listed on Nasdaq. Per MSTR’s most recent Form 10-K filing, the aggregate market value of the voting and non-voting common equity held by non-affiliates of MSTR (based on the last reported sale price of its class A common stock on June 28, 2024 on Nasdaq) was approximately $23.499 billion. Additionally, per MSTR’s most recent 10-Q filing, digital assets represented approximately 82% of its total assets.

MSTR is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by MSTR pursuant to the Exchange Act can be located by reference to the SEC file number 001-42509 through the SEC’s website at www.sec.gov. In addition, information regarding MSTR may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to MSTR or other securities of MSTR. The Fund has derived all disclosures contained in this document regarding MSTR from publicly available documents. None of the Fund, the Trust, the Adviser, or the Sub-Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to MSTR. None of the Fund, the Trust, the Adviser, or the Sub-Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding MSTR is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of MSTR (and therefore the price of MSTR at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning MSTR could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or the Sub-Adviser, or their respective affiliates makes any representation to you as to the performance of MSTR.

THE FUND, TRUST, THE ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH MSTR.

Coinbase Global, Inc.

Coinbase Global, Inc. offers a variety of products and services that enable individuals, businesses, and developers to participate in the cryptoeconomy. It provides customers around the world with a platform for buying, selling, transferring, and storing digital assets. Coinbase Global, Inc. is listed on Nasdaq. The aggregate market value of the voting and non-voting stock held by non-affiliates of Coinbase Global, Inc. on June 30, 2024, was approximately $44.6 billion based on the closing sales price of Coinbase Global, Inc.’s Class A common stock as reported on Nasdaq on that date.

Coinbase Global, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Coinbase Global, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-40289 through the SEC’s website at www.sec.gov. In addition, information regarding Coinbase Global, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to COIN or other securities of Coinbase Global, Inc. The Fund has derived all disclosures contained in this document regarding Coinbase Global, Inc. from publicly available documents. None of the Fund, the Trust, the Adviser, or the Sub-Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Coinbase Global, Inc. None of the Fund, the Trust, the Adviser, or the Sub-Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Coinbase Global, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Coinbase Global, Inc. (and therefore the price of Coinbase Global, Inc. at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Coinbase Global, Inc. could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation to you as to the performance of COIN.

THE FUND, TRUST, THE ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH COINBASE GLOBAL, INC.

Portfolio Attributes

The Fund is classified as “non-diversified” under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry or industries as those assigned to MSTR and COIN. As of the date of the Prospectus, MSTR is assigned to the software industry and COIN is assigned to the capital markets industry.

The Fund’s pairing of MSTR and COIN is static and will not change unless a material event, such as a merger, liquidation, or similar occurrence, necessitates such a change. The Adviser reallocates the Fund’s portfolio holdings at least monthly to seek to maintain a balanced exposure of approximately 100% to MSTR and 100% to COIN. However, between reallocation dates, the allocation between the two assets may drift substantially, potentially necessitating more frequent reallocations to maintain the target exposure.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments that provide financial exposure to MSTR and/or COIN.
STKd 100% COIN & 100% HOOD ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by employing derivatives, namely swap agreements and/or listed options contracts, to gain long exposure to two underlying securities, Coinbase Global, Inc. (“COIN”) and Robinhood Markets, Inc. (“HOOD”) (COIN and HOOD, each an “Underlying Security,” and together the “Underlying Securities”).

The Fund uses leverage to “stack” the total return of the Fund’s long exposure to COIN (the “COIN strategy”) together with the total return of the Fund’s long exposure to HOOD (the “HOOD strategy”). Essentially, one dollar invested in the Fund provides approximately one dollar of exposure to the Fund’s COIN strategy and approximately one dollar of exposure to the Fund’s HOOD strategy. So, the return of the COIN strategy (minus the cost of financing) is essentially stacked on top of the returns of the HOOD strategy (minus the cost of financing).  Under normal circumstances, the Fund’s exposure to COIN will represent approximately 100% of the Fund’s net assets, and the Fund’s exposure to HOOD will represent approximately 100% of the Fund’s net assets.

In particular, the term “exposure” refers to the degree to which the Fund’s investment is influenced by fluctuations in each of the COIN strategy and the HOOD strategy. If you invest one dollar in the Fund, one dollar’s worth of that investment will track the performance of the COIN strategy, behaving similarly to how COIN’s price performs. In addition, one dollar’s worth of that investment will track the performance of the HOOD strategy, mirroring the ups and downs of the price of HOOD. Through the Fund’s use of leverage, each dollar invested is effectively doubled to follow and potentially profit (or experience losses) from two different companies. The Fund’s investment strategy is based on the premise that a focused allocation to two companies may provide targeted exposure to complementary developments and innovations within their respective industries. Through this approach, the Fund seeks to benefit from each company’s distinct contributions, leveraging one company’s expertise in a specific area in conjunction with the complementary strengths of the other. Specifically, the combination of investing in COIN and HOOD may capture growth opportunities in cryptocurrency trading and democratized retail investing.

The Fund may enter into one or more swap agreements with financial institutions whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an Underlying Security’s share price. In addition to utilizing swap agreements to gain exposure to the Underlying Securities, the Fund may also utilize listed options to seek to achieve exposure to the Underlying Securities. Additionally, the Fund may use other option strategies to produce similar exposure to an Underlying Security, like buying calls and selling puts with identical strike prices. These options allow the Fund to adjust its leverage strategy in response to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements.

The Fund will hold assets to serve as collateral for its derivative instruments. For those collateral holdings, the Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments that provide financial exposure to COIN and/or HOOD. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. The Fund is expected to have a high annual portfolio turnover rate.

Coinbase Global, Inc.

Coinbase Global, Inc. offers a variety of products and services that enable individuals, businesses, and developers to participate in the cryptoeconomy. It provides customers around the world with a platform for buying, selling, transferring, and storing digital assets. Coinbase Global, Inc. is listed on Nasdaq. The aggregate market value of the voting and non-voting stock held by non-affiliates of Coinbase Global, Inc. on June 30, 2024, was approximately $44.6 billion based on the closing sales price of Coinbase Global, Inc.’s Class A common stock as reported on Nasdaq on that date.

Coinbase Global, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Coinbase Global, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-40289 through the SEC’s website at www.sec.gov. In addition, information regarding Coinbase Global, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to COIN or other securities of Coinbase Global, Inc. The Fund has derived all disclosures contained in this document regarding Coinbase Global, Inc. from publicly available documents. None of the Fund, the Trust, the Adviser, or the Sub-Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Coinbase Global, Inc. None of the Fund, the Trust, the Adviser, or the Sub-Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Coinbase Global, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Coinbase Global, Inc. (and therefore the price of Coinbase Global, Inc. at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Coinbase Global, Inc. could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation to you as to the performance of COIN.

THE FUND, TRUST, THE ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH COINBASE GLOBAL, INC.

Robinhood Markets, Inc.

Robinhood Markets, Inc. operates a financial services platform in the United States. Its platform allows users to invest in stocks, exchange-traded funds (ETFs), American depository receipts, options, gold, and crypto assets. The company offers fractional trading, recurring investments, fully-paid securities lending, access to investing on margin, cash sweep, instant withdrawals, retirement program, around-the-clock trading, and initial public offerings participation service. Robinhood Markets, Inc. is listed on Nasdaq. The aggregate market value of the voting and non-voting common stock held by non-affiliates of HOOD as of June 30, 2024 was approximately $16.3 billion (based on the closing price of the registrant’s Class A common stock on the Nasdaq Global Select Market on that date).

Robinhood Markets, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Robinhood Markets, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-40691 through the SEC’s website at www.sec.gov. In addition, information regarding Robinhood Markets, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to HOOD or other securities of Robinhood Markets, Inc. The Fund has derived all disclosures contained in this document regarding Robinhood Markets, Inc. from publicly available documents. None of the Fund, the Trust, the Adviser, or the Sub-Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Robinhood Markets, Inc.. None of the Fund, the Trust, the Adviser, or the Sub-Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Robinhood Markets, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Robinhood Markets, Inc. (and therefore the price of Robinhood Markets, Inc. at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Robinhood Markets, Inc. could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or the Sub-Adviser, or their respective affiliates makes any representation to you as to the performance of HOOD.

THE FUND, TRUST, THE ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH ROBINHOOD MARKETS, INC.

Portfolio Attributes

The Fund is classified as “non-diversified” under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry or industries as those assigned to COIN and HOOD. As of the date of the Prospectus, COIN and HOOD are each assigned to the capital markets industry.

The Fund’s pairing of COIN and HOOD is static and will not change unless a material event, such as a merger, liquidation, or similar occurrence, necessitates such a change. The Adviser reallocates the Fund’s portfolio holdings at least monthly to seek to maintain a balanced exposure of approximately 100% to COIN and 100% to HOOD. However, between reallocation dates, the allocation between the two assets may drift substantially, potentially necessitating more frequent reallocations to maintain the target exposure.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments that provide financial exposure to COIN and/or HOOD.
STKd 100% NVDA & 100% AMD ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by employing derivatives, namely swap agreements and/or listed options contracts, to gain long exposure to two underlying securities, NVIDIA Corporation (“NVDA”) and Advanced Micro Devices, Inc. (“AMD”) (NVDA and AMD, each an “Underlying Security,” and together the “Underlying Securities”).

The Fund uses leverage to “stack” the total return of the Fund’s long exposure to NVDA (the “NVDA strategy”) together with the total return of the Fund’s long exposure to AMD (the “AMD strategy”). Essentially, one dollar invested in the Fund provides approximately one dollar of exposure to the Fund’s NVDA strategy and approximately one dollar of exposure to the Fund’s AMD strategy. So, the return of the NVDA strategy (minus the cost of financing) is essentially stacked on top of the returns of the AMD strategy (minus the cost of financing).  Under normal circumstances, the Fund’s exposure to NVDA will represent approximately 100% of the Fund’s net assets, and the Fund’s exposure to AMD will represent approximately 100% of the Fund’s net assets.

In particular, the term “exposure” refers to the degree to which the Fund’s investment is influenced by fluctuations in each of the NVDA strategy and the AMD strategy. If you invest one dollar in the Fund, one dollar’s worth of that investment will track the performance of the NVDA strategy, behaving similarly to how NVDA’s price performs. In addition, one dollar’s worth of that investment will track the performance of the AMD strategy, mirroring the ups and downs of the price of AMD. Through the Fund’s use of leverage, each dollar invested is effectively doubled to follow and potentially profit (or experience losses) from two different companies. The Fund’s investment strategy is based on the premise that a focused allocation to two companies may provide targeted exposure to complementary developments and innovations within their respective industries. Through this approach, the Fund seeks to benefit from each company’s distinct contributions, leveraging one company’s expertise in a specific area in conjunction with the complementary strengths of the other. Specifically, the combination of investing in NVDA and AMD may deliver exposure to advancements in semiconductor technology and the AI (artificial intelligence) industry

The Fund may enter into one or more swap agreements with financial institutions whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an Underlying Security’s share price. In addition to utilizing swap agreements to gain exposure to the Underlying Securities, the Fund may also utilize listed options to seek to achieve exposure to the Underlying Securities. Additionally, the Fund may use other option strategies to produce similar exposure to an Underlying Security, like buying calls and selling puts with identical strike prices. These options allow the Fund to adjust its leverage strategy in response to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements.

The Fund will hold assets to serve as collateral for its derivative instruments. For those collateral holdings, the Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments that provide financial exposure to NVDA and/or AMD. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. The Fund is expected to have a high annual portfolio turnover rate.

NVIDIA Corporation

Nvidia Corporation is a technology company that designs graphics processing units (“GPUs”). Nvidia Corporation has created GPU-based visual computing and accelerated computing platforms that address four separate markets: gaming, professional visualization, data center, and automotive. Nvidia Corporation is listed on Nasdaq. The aggregate market value of the voting stock held by non-affiliates of Nvidia Corporation as of July 28, 2023 was approximately $1.1 trillion (based on the closing sales price of Nvidia Corporation ’s common stock as reported by Nasdaq on July 28, 2023).

Nvidia Corporation is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Nvidia Corporation pursuant to the Exchange Act can be located by reference to the SEC file number 0-23985 through the SEC’s website at www.sec.gov. In addition, information regarding Nvidia Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to NVDA or other securities of Nvidia Corporation. The Fund has derived all disclosures contained in this document regarding Nvidia Corporation from publicly available documents. None of the Fund, the Trust, the Adviser, or the Sub-Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Nvidia Corporation. None of the Fund, the Trust, the Adviser, or the Sub-Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Nvidia Corporation is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Nvidia Corporation (and therefore the price of Nvidia Corporation at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Nvidia Corporation could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or the Sub-Adviser, or their respective affiliates makes any representation to you as to the performance of NVDA.

THE FUND, TRUST, THE ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH NVIDIA CORPORATION.

Advanced Micro Devices, Inc.

AMD is a global semiconductor company. Semiconductors are components used in a variety of electronic products and systems. AMD is listed on Nasdaq. Per AMD’s most recent Form 10-K filing, the aggregate market value of AMD’s common stock, as of June 28, 2024, held by its non-affiliates was approximately $261.4 billion.

AMD is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by AMD pursuant to the Exchange Act can be located by reference to the SEC file number 001-07882 through the SEC’s website at www.sec.gov. In addition, information regarding AMD may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to AMD or other securities of Advanced Micro Devices, Inc. The Fund has derived all disclosures contained in this document regarding Advanced Micro Devices, Inc. from publicly available documents. None of the Fund, the Trust, the Adviser, or the Sub-Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Advanced Micro Devices, Inc. None of the Fund, the Trust, the Adviser, or the Sub-Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Advanced Micro Devices, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Advanced Micro Devices, Inc. (and therefore the price of Advanced Micro Devices, Inc. at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Advanced Micro Devices, Inc. could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or the Sub-Adviser, or their respective affiliates makes any representation to you as to the performance of AMD.

THE FUND, TRUST, THE ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH ADVANCED MICRO DEVICES, INC.

Portfolio Attributes

The Fund is classified as “non-diversified” under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry or industries as those assigned to NVDA and AMD. As of the date of the Prospectus, NVDA and AMD are each assigned to the semiconductors & semiconductor equipment industry.

The Fund’s pairing of NVDA and AMD is static and will not change unless a material event, such as a merger, liquidation, or similar occurrence, necessitates such a change. The Adviser reallocates the Fund’s portfolio holdings at least monthly to seek to maintain a balanced exposure of approximately 100% to NVDA and 100% to AMD. However, between reallocation dates, the allocation between the two assets may drift substantially, potentially necessitating more frequent reallocations to maintain the target exposure.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments that provide financial exposure to NVDA and/or AMD.
STKd 100% TSLA & 100% MSTR ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by employing derivatives, namely swap agreements and/or listed options contracts, to gain long exposure to two underlying securities, Tesla, Inc. (“TSLA”) and MicroStrategy Incorporated d/b/a Strategy (“MSTR”) (TSLA and MSTR, each an “Underlying Security,” and together the “Underlying Securities”).

The Fund uses leverage to “stack” the total return of the Fund’s long exposure to TSLA (the “TSLA strategy”) together with the total return of the Fund’s long exposure to MSTR (the “MSTR strategy”). Essentially, one dollar invested in the Fund provides approximately one dollar of exposure to the Fund’s TSLA strategy and approximately one dollar of exposure to the Fund’s MSTR strategy. So, the return of the TSLA strategy (minus the cost of financing) is essentially stacked on top of the returns of the MSTR strategy (minus the cost of financing).  Under normal circumstances, the Fund’s exposure to TSLA will represent approximately 100% of the Fund’s net assets, and the Fund’s exposure to MSTR will represent approximately 100% of the Fund’s net assets.

In particular, the term “exposure” refers to the degree to which the Fund’s investment is influenced by fluctuations in each of the TSLA strategy and the MSTR strategy. If you invest one dollar in the Fund, one dollar’s worth of that investment will track the performance of the TSLA strategy, behaving similarly to how TSLA’s price performs. In addition, one dollar’s worth of that investment will track the performance of the MSTR strategy, mirroring the ups and downs of the price of MSTR. Through the Fund’s use of leverage, each dollar invested is effectively doubled to follow and potentially profit (or experience losses) from two different companies. The Fund’s investment strategy is based on the premise that a focused allocation to two companies may provide targeted exposure to complementary developments and innovations within their respective industries. Through this approach, the Fund seeks to benefit from each company’s distinct contributions, leveraging one company’s expertise in a specific area in conjunction with the complementary strengths of the other. Specifically, the combination of investing in TSLA and MSTR may align with trends in clean energy innovation and bitcoin’s increasing institutional adoption.

The Fund may enter into one or more swap agreements with financial institutions whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an Underlying Security’s share price. In addition to utilizing swap agreements to gain exposure to the Underlying Securities, the Fund may also utilize listed options to seek to achieve exposure to the Underlying Securities. Additionally, the Fund may use other option strategies to produce similar exposure to an Underlying Security, like buying calls and selling puts with identical strike prices. These options allow the Fund to adjust its leverage strategy in response to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements.

The Fund will hold assets to serve as collateral for its derivative instruments. For those collateral holdings, the Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments that provide financial exposure to TSLA and/or MSTR. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. The Fund is expected to have a high annual portfolio turnover rate.

Tesla, Inc.

Tesla, Inc. is an operating company that designs develops, manufactures, leases and sells high performance fully electric vehicles, solar energy generation systems and energy storage products. Tesla, Inc. operates two segments: (i) automotive and (ii) energy generation and storage. The automotive segment includes the design, development, manufacturing, sales and leasing of electric vehicles as well as sales of automotive regulatory credits. The energy generation and storage segment includes the design, manufacture, installation, sales and leasing of solar energy generation and energy storage products and related services and sales of solar energy systems incentives. Tesla, Inc. is listed on Nasdaq. The aggregate market value of voting stock held by non-affiliates of Tesla, Inc., as of June 28, 2024, was approximately $550.17 billion (based on the closing price for shares of Tesla, Inc.’s common stock as reported by Nasdaq on June 28, 2024).

Tesla, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Tesla, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-34756 through the SEC’s website at www.sec.gov. In addition, information regarding Tesla, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to TSLA or other securities of Tesla, Inc. The Fund has derived all disclosures contained in this document regarding Tesla, Inc. from publicly available documents. None of the Fund, the Trust, the Adviser, or the Sub-Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Tesla, Inc. None of the Fund, the Trust, the Adviser, or the Sub-Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Tesla, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Tesla, Inc. (and therefore the price of Tesla, Inc. at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Tesla, Inc. could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or the Sub-Adviser, or their respective affiliates makes any representation to you as to the performance of TSLA.

THE FUND, TRUST, THE ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH TESLA, INC.

MicroStrategy Incorporated d/b/a Strategy

MSTR has two main strategies for its business operations. One is to acquire and hold bitcoin, while the other is to grow its enterprise analytics software business. MSTR is listed on Nasdaq. Per MSTR’s most recent Form 10-K filing, the aggregate market value of the voting and non-voting common equity held by non-affiliates of MSTR (based on the last reported sale price of its class A common stock on June 28, 2024 on Nasdaq) was approximately $23.499 billion. Additionally, per MSTR’s most recent 10-Q filing, digital assets represented approximately 82% of its total assets.

MSTR is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by MSTR pursuant to the Exchange Act can be located by reference to the SEC file number 001-42509 through the SEC’s website at www.sec.gov. In addition, information regarding MSTR may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to MSTR or other securities of MSTR. The Fund has derived all disclosures contained in this document regarding MSTR from publicly available documents. None of the Fund, the Trust, the Adviser, or the Sub-Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to MSTR. None of the Fund, the Trust, the Adviser, or the Sub-Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding MSTR is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of MSTR (and therefore the price of MSTR at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning MSTR could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or the Sub-Adviser, or their respective affiliates makes any representation to you as to the performance of MSTR.

THE FUND, TRUST, THE ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH MSTR.

Portfolio Attributes

The Fund is classified as “non-diversified” under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry or industries as those assigned to TSLA and MSTR. As of the date of the Prospectus, TSLA is assigned to the automobile industry and MSTR is assigned to the software industry.

The Fund’s pairing of TSLA and MSTR is static and will not change unless a material event, such as a merger, liquidation, or similar occurrence, necessitates such a change. The Adviser reallocates the Fund’s portfolio holdings at least monthly to seek to maintain a balanced exposure of approximately 100% to TSLA and 100% to MSTR. However, between reallocation dates, the allocation between the two assets may drift substantially, potentially necessitating more frequent reallocations to maintain the target exposure.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments that provide financial exposure to TSLA and/or MSTR.
STKd 100% TSLA & 100% NVDA ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by employing derivatives, namely swap agreements and/or listed options contracts, to gain long exposure to two underlying securities, Tesla, Inc. (“TSLA”) and NVIDIA Corporation (“NVDA”) (TSLA and NVDA, each an “Underlying Security,” and together the “Underlying Securities”).

The Fund uses leverage to “stack” the total return of the Fund’s long exposure to TSLA (the “TSLA strategy”) together with the total return of the Fund’s long exposure to NVDA (the “NVDA strategy”). Essentially, one dollar invested in the Fund provides approximately one dollar of exposure to the Fund’s TSLA strategy and approximately one dollar of exposure to the Fund’s NVDA strategy. So, the return of the TSLA strategy (minus the cost of financing) is essentially stacked on top of the returns of the NVDA strategy (minus the cost of financing).  Under normal circumstances, the Fund’s exposure to TSLA will represent approximately 100% of the Fund’s net assets, and the Fund’s exposure to NVDA will represent approximately 100% of the Fund’s net assets.

In particular, the term “exposure” refers to the degree to which the Fund’s investment is influenced by fluctuations in each of the TSLA strategy and the NVDA strategy. If you invest one dollar in the Fund, one dollar’s worth of that investment will track the performance of the TSLA strategy, behaving similarly to how TSLA’s price performs. In addition, one dollar’s worth of that investment will track the performance of the NVDA strategy, mirroring the ups and downs of the price of NVDA. Through the Fund’s use of leverage, each dollar invested is effectively doubled to follow and potentially profit (or experience losses) from two different companies. The Fund’s investment strategy is based on the premise that a focused allocation to two companies may provide targeted exposure to complementary developments and innovations within their respective industries. Through this approach, the Fund seeks to benefit from each company’s distinct contributions, leveraging one company’s expertise in a specific area in conjunction with the complementary strengths of the other. Specifically, the combination of investing in TSLA and NVDA may provide exposure to the transformative potential of electric vehicles and AI (artificial intelligence) driven technologies.

The Fund may enter into one or more swap agreements with financial institutions whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an Underlying Security’s share price. In addition to utilizing swap agreements to gain exposure to the Underlying Securities, the Fund may also utilize listed options to seek to achieve exposure to the Underlying Securities. Additionally, the Fund may use other option strategies to produce similar exposure to an Underlying Security, like buying calls and selling puts with identical strike prices. These options allow the Fund to adjust its leverage strategy in response to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements.

The Fund will hold assets to serve as collateral for its derivative instruments. For those collateral holdings, the Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments that provide financial exposure to TSLA and/or NVDA. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. The Fund is expected to have a high annual portfolio turnover rate.

Tesla, Inc.

Tesla, Inc. is an operating company that designs develops, manufactures, leases and sells high performance fully electric vehicles, solar energy generation systems and energy storage products. Tesla, Inc. operates two segments: (i) automotive and (ii) energy generation and storage. The automotive segment includes the design, development, manufacturing, sales and leasing of electric vehicles as well as sales of automotive regulatory credits. The energy generation and storage segment includes the design, manufacture, installation, sales and leasing of solar energy generation and energy storage products and related services and sales of solar energy systems incentives. Tesla, Inc. is listed on Nasdaq. The aggregate market value of voting stock held by non-affiliates of Tesla, Inc., as of June 28, 2024, was approximately $550.17 billion (based on the closing price for shares of Tesla, Inc.’s common stock as reported by Nasdaq on June 28, 2024).

Tesla, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Tesla, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-34756 through the SEC’s website at www.sec.gov. In addition, information regarding Tesla, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to TSLA or other securities of Tesla, Inc. The Fund has derived all disclosures contained in this document regarding Tesla, Inc. from publicly available documents. None of the Fund, the Trust, the Adviser, or the Sub-Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Tesla, Inc. None of the Fund, the Trust, the Adviser, or the Sub-Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Tesla, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Tesla, Inc. (and therefore the price of Tesla, Inc. at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Tesla, Inc. could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or the Sub-Adviser, or their respective affiliates makes any representation to you as to the performance of TSLA.

THE FUND, TRUST, THE ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH TESLA, INC.

NVIDIA Corporation

Nvidia Corporation is a technology company that designs graphics processing units (“GPUs”). Nvidia Corporation has created GPU-based visual computing and accelerated computing platforms that address four separate markets: gaming, professional visualization, data center, and automotive. Nvidia Corporation is listed on Nasdaq. The aggregate market value of the voting stock held by non-affiliates of Nvidia Corporation as of July 28, 2023 was approximately $1.1 trillion (based on the closing sales price of Nvidia Corporation ’s common stock as reported by Nasdaq on July 28, 2023).

Nvidia Corporation is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Nvidia Corporation pursuant to the Exchange Act can be located by reference to the SEC file number 0-23985 through the SEC’s website at www.sec.gov. In addition, information regarding Nvidia Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to NVDA or other securities of Nvidia Corporation. The Fund has derived all disclosures contained in this document regarding Nvidia Corporation from publicly available documents. None of the Fund, the Trust, the Adviser, or the Sub-Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Nvidia Corporation. None of the Fund, the Trust, the Adviser, or the Sub-Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Nvidia Corporation is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Nvidia Corporation (and therefore the price of Nvidia Corporation at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Nvidia Corporation could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or the Sub-Adviser, or their respective affiliates makes any representation to you as to the performance of NVDA.

THE FUND, TRUST, THE ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH NVIDIA CORPORATION.

Portfolio Attributes

The Fund is classified as “non-diversified” under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry or industries as those assigned to TSLA and NVDA. As of the date of the Prospectus, TSLA is assigned to the automobile industry and NVDA is assigned to the semiconductors & semiconductor equipment industry.

The Fund’s pairing of TSLA and NVDA is static and will not change unless a material event, such as a merger, liquidation, or similar occurrence, necessitates such a change. The Adviser reallocates the Fund’s portfolio holdings at least monthly to seek to maintain a balanced exposure of approximately 100% to TSLA and 100% to NVDA. However, between reallocation dates, the allocation between the two assets may drift substantially, potentially necessitating more frequent reallocations to maintain the target exposure.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments that provide financial exposure to TSLA and/or NVDA.
STKd 100% SMCI & 100% NVDA ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by employing derivatives, namely swap agreements and/or listed options contracts, to gain long exposure to two underlying securities, Super Micro Computer, Inc. (“SMCI”) and NVIDIA Corporation (“NVDA”) (SMCI and NVDA, each an “Underlying Security,” and together the “Underlying Securities”).

The Fund uses leverage to “stack” the total return of the Fund’s long exposure to SMCI (the “SMCI strategy”) together with the total return of the Fund’s long exposure to NVDA (the “NVDA strategy”). Essentially, one dollar invested in the Fund provides approximately one dollar of exposure to the Fund’s SMCI strategy and approximately one dollar of exposure to the Fund’s NVDA strategy. So, the return of the SMCI strategy (minus the cost of financing) is essentially stacked on top of the returns of the NVDA strategy (minus the cost of financing).  Under normal circumstances, the Fund’s exposure to SMCI will represent approximately 100% of the Fund’s net assets, and the Fund’s exposure to NVDA will represent approximately 100% of the Fund’s net assets.

In particular, the term “exposure” refers to the degree to which the Fund’s investment is influenced by fluctuations in each of the SMCI strategy and the NVDA strategy. If you invest one dollar in the Fund, one dollar’s worth of that investment will track the performance of the SMCI strategy, behaving similarly to how SMCI’s price performs. In addition, one dollar’s worth of that investment will track the performance of the NVDA strategy, mirroring the ups and downs of the price of NVDA. Through the Fund’s use of leverage, each dollar invested is effectively doubled to follow and potentially profit (or experience losses) from two different companies. The Fund’s investment strategy is based on the premise that a focused allocation to two companies may provide targeted exposure to complementary developments and innovations within their respective industries. Through this approach, the Fund seeks to benefit from each company’s distinct contributions, leveraging one company’s expertise in a specific area in conjunction with the complementary strengths of the other. Specifically, the combination of investing in SMCI and NVDA may provide exposure to the expanding demand for high-performance computing and AI (artificial intelligence) infrastructure.

The Fund may enter into one or more swap agreements with financial institutions whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an Underlying Security’s share price. In addition to utilizing swap agreements to gain exposure to the Underlying Securities, the Fund may also utilize listed options to seek to achieve exposure to the Underlying Securities. Additionally, the Fund may use other option strategies to produce similar exposure to an Underlying Security, like buying calls and selling puts with identical strike prices. These options allow the Fund to adjust its leverage strategy in response to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements.

The Fund will hold assets to serve as collateral for its derivative instruments. For those collateral holdings, the Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments that provide financial exposure to SMCI and/or NVDA. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. The Fund is expected to have a high annual portfolio turnover rate.

Super Micro Computer, Inc.

SMCI designs and manufactures high-performance computer server solutions, storage systems, and networking devices for a diverse range of customers, including data centers, cloud computing providers, and enterprises. SMCI’s offerings encompass scalable and customizable hardware solutions for various workloads. SMCI is listed on Nasdaq. Per SMCI’s most recent Form 10-K filing, the aggregate market value of the common stock held by non-affiliates of SMCI (based on the last reported sale price of its common stock on December 31, 2022 on the Nasdaq Global Select Market) was approximately $3.8 billion.

SMCI is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by SMCI pursuant to the Exchange Act can be located by reference to the SEC file number 001-33383 through the SEC’s website at www.sec.gov. In addition, information regarding SMCI may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of SMCI or other securities of SMCI. The Fund has derived all disclosures contained in this document regarding SMCI from the publicly available documents. None of the Fund, the Trust, the Adviser, or the Sub-Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to SMCI. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding SMCI is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of SMCI (and therefore the share price of SMCI at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning SMCI could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation to you as to the performance of SMCI

THE FUND, TRUST, THE ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH SUPER MICRO COMPUTER, INC.

NVIDIA Corporation

Nvidia Corporation is a technology company that designs graphics processing units (“GPUs”). Nvidia Corporation has created GPU-based visual computing and accelerated computing platforms that address four separate markets: gaming, professional visualization, data center, and automotive. Nvidia Corporation is listed on Nasdaq. The aggregate market value of the voting stock held by non-affiliates of Nvidia Corporation as of July 28, 2023 was approximately $1.1 trillion (based on the closing sales price of Nvidia Corporation ’s common stock as reported by Nasdaq on July 28, 2023).

Nvidia Corporation is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Nvidia Corporation pursuant to the Exchange Act can be located by reference to the SEC file number 0-23985 through the SEC’s website at www.sec.gov. In addition, information regarding Nvidia Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to NVDA or other securities of Nvidia Corporation. The Fund has derived all disclosures contained in this document regarding Nvidia Corporation from publicly available documents. None of the Fund, the Trust, the Adviser, or the Sub-Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Nvidia Corporation. None of the Fund, the Trust, the Adviser, or the Sub-Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Nvidia Corporation is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Nvidia Corporation (and therefore the price of Nvidia Corporation at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Nvidia Corporation could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or the Sub-Adviser, or their respective affiliates makes any representation to you as to the performance of NVDA.

THE FUND, TRUST, THE ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH NVIDIA CORPORATION.

Portfolio Attributes

The Fund is classified as “non-diversified” under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry or industries as those assigned to SMCI and NVDA. As of the date of the Prospectus, SMCI is assigned to the technology hardware, storage & peripherals industry and NVDA is assigned to the semiconductors & semiconductor equipment industry.

The Fund’s pairing of SMCI and NVDA is static and will not change unless a material event, such as a merger, liquidation, or similar occurrence, necessitates such a change. The Adviser reallocates the Fund’s portfolio holdings at least monthly to seek to maintain a balanced exposure of approximately 100% to SMCI and 100% to NVDA. However, between reallocation dates, the allocation between the two assets may drift substantially, potentially necessitating more frequent reallocations to maintain the target exposure.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments that provide financial exposure to SMCI and/or NVDA.
STKd 100% UBER & 100% TSLA ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by employing derivatives, namely swap agreements and/or listed options contracts, to gain long exposure to two underlying securities, Uber Technologies, Inc. (“UBER”) and Tesla, Inc. (“TSLA”) (UBER and TSLA, each an “Underlying Security,” and together the “Underlying Securities”).

The Fund uses leverage to “stack” the total return of the Fund’s long exposure to UBER (the “UBER strategy”) together with the total return of the Fund’s long exposure to TSLA (the “TSLA strategy”). Essentially, one dollar invested in the Fund provides approximately one dollar of exposure to the Fund’s UBER strategy and approximately one dollar of exposure to the Fund’s TSLA strategy. So, the return of the UBER strategy (minus the cost of financing) is essentially stacked on top of the returns of the TSLA strategy (minus the cost of financing).  Under normal circumstances, the Fund’s exposure to UBER will represent approximately 100% of the Fund’s net assets, and the Fund’s exposure to TSLA will represent approximately 100% of the Fund’s net assets.

In particular, the term “exposure” refers to the degree to which the Fund’s investment is influenced by fluctuations in each of the UBER strategy and the TSLA strategy. If you invest one dollar in the Fund, one dollar’s worth of that investment will track the performance of the UBER strategy, behaving similarly to how UBER’s price performs. In addition, one dollar’s worth of that investment will track the performance of the TSLA strategy, mirroring the ups and downs of the price of TSLA. Through the Fund’s use of leverage, each dollar invested is effectively doubled to follow and potentially profit (or experience losses) from two different companies. The Fund’s investment strategy is based on the premise that a focused allocation to two companies may provide targeted exposure to complementary developments and innovations within their respective industries. Through this approach, the Fund seeks to benefit from each company’s distinct contributions, leveraging one company’s expertise in a specific area in conjunction with the complementary strengths of the other. Specifically, the combination of investing in UBER and TSLA may provide exposure to advancements in autonomous transportation and sustainable mobility.

The Fund may enter into one or more swap agreements with financial institutions whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an Underlying Security’s share price. In addition to utilizing swap agreements to gain exposure to the Underlying Securities, the Fund may also utilize listed options to seek to achieve exposure to the Underlying Securities. Additionally, the Fund may use other option strategies to produce similar exposure to an Underlying Security, like buying calls and selling puts with identical strike prices. These options allow the Fund to adjust its leverage strategy in response to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements.

The Fund will hold assets to serve as collateral for its derivative instruments. For those collateral holdings, the Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments that provide financial exposure to UBER and/or TSLA. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. The Fund is expected to have a high annual portfolio turnover rate.

Uber Technologies, Inc.

Uber Technologies, Inc. operates as a technology platform for people and things mobility. The firm offers multi-modal people transportation, restaurant food delivery, and connecting freight carriers and shippers. It operates through the following segments: Rides, Eats, Freight, Other Bets and ATG and Other Technology Programs. Uber Technologies, Inc. is listed on the New York Stock Exchange (“NYSE”). The aggregate market value of the voting and non-voting common equity held by non-affiliates of UBER as of June 28, 2024 was approximately $147.0 billion based upon the closing price reported for such date on the NYSE.

Uber Technologies, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Uber Technologies, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-38902 through the SEC’s website at www.sec.gov. In addition, information regarding Uber Technologies, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to UBER or other securities of Uber Technologies, Inc. The Fund has derived all disclosures contained in this document regarding Uber Technologies, Inc. from publicly available documents. None of the Fund, the Trust, the Adviser, or the Sub-Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Uber Technologies, Inc. None of the Fund, the Trust, the Adviser, or the Sub-Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Uber Technologies, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Uber Technologies, Inc. (and therefore the price of Uber Technologies, Inc. at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Uber Technologies, Inc. could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or the Sub-Adviser, or their respective affiliates makes any representation to you as to the performance of UBER.

THE FUND, TRUST, THE ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH UBER TECHNOLOGIES, INC.

Tesla, Inc.

Tesla, Inc. is an operating company that designs develops, manufactures, leases and sells high performance fully electric vehicles, solar energy generation systems and energy storage products. Tesla, Inc. operates two segments: (i) automotive and (ii) energy generation and storage. The automotive segment includes the design, development, manufacturing, sales and leasing of electric vehicles as well as sales of automotive regulatory credits. The energy generation and storage segment includes the design, manufacture, installation, sales and leasing of solar energy generation and energy storage products and related services and sales of solar energy systems incentives. Tesla, Inc. is listed on Nasdaq. The aggregate market value of voting stock held by non-affiliates of Tesla, Inc., as of June 28, 2024, was approximately $550.17 billion (based on the closing price for shares of Tesla, Inc.’s common stock as reported by Nasdaq on June 28, 2024).

Tesla, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Tesla, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-34756 through the SEC’s website at www.sec.gov. In addition, information regarding Tesla, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to TSLA or other securities of Tesla, Inc. The Fund has derived all disclosures contained in this document regarding Tesla, Inc. from publicly available documents. None of the Fund, the Trust, the Adviser, or the Sub-Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Tesla, Inc. None of the Fund, the Trust, the Adviser, or the Sub-Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Tesla, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Tesla, Inc. (and therefore the price of Tesla, Inc. at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Tesla, Inc. could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or the Sub-Adviser, or their respective affiliates makes any representation to you as to the performance of TSLA.

THE FUND, TRUST, THE ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH TESLA, INC.

Portfolio Attributes

The Fund is classified as “non-diversified” under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry or industries as those assigned to UBER and TSLA. As of the date of the Prospectus, UBER is assigned to the ground transportation industry and TSLA is assigned to the automobile industry.

The Fund’s pairing of UBER and TSLA is static and will not change unless a material event, such as a merger, liquidation, or similar occurrence, necessitates such a change. The Adviser reallocates the Fund’s portfolio holdings at least monthly to seek to maintain a balanced exposure of approximately 100% to UBER and 100% to TSLA. However, between reallocation dates, the allocation between the two assets may drift substantially, potentially necessitating more frequent reallocations to maintain the target exposure.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments that provide financial exposure to UBER and/or TSLA.
STKd 100% META & 100% AMZN ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by employing derivatives, namely swap agreements and/or listed options contracts, to gain long exposure to two underlying securities, Meta Platforms, Inc. (“META”) and Amazon.com, Inc. (“AMZN”) (META and AMZN, each an “Underlying Security,” and together the “Underlying Securities”).

The Fund uses leverage to “stack” the total return of the Fund’s long exposure to META (the “META strategy”) together with the total return of the Fund’s long exposure to AMZN (the “AMZN strategy”). Essentially, one dollar invested in the Fund provides approximately one dollar of exposure to the Fund’s META strategy and approximately one dollar of exposure to the Fund’s AMZN strategy. So, the return of the META strategy (minus the cost of financing) is essentially stacked on top of the returns of the AMZN strategy (minus the cost of financing).  Under normal circumstances, the Fund’s exposure to META will represent approximately 100% of the Fund’s net assets, and the Fund’s exposure to AMZN will represent approximately 100% of the Fund’s net assets.

In particular, the term “exposure” refers to the degree to which the Fund’s investment is influenced by fluctuations in each of the META strategy and the AMZN strategy. If you invest one dollar in the Fund, one dollar’s worth of that investment will track the performance of the META strategy, behaving similarly to how META’s price performs. In addition, one dollar’s worth of that investment will track the performance of the AMZN strategy, mirroring the ups and downs of the price of AMZN. Through the Fund’s use of leverage, each dollar invested is effectively doubled to follow and potentially profit (or experience losses) from two different companies. The Fund’s investment strategy is based on the premise that a focused allocation to two companies may provide targeted exposure to complementary developments and innovations within their respective industries. Through this approach, the Fund seeks to benefit from each company’s distinct contributions, leveraging one company’s expertise in a specific area in conjunction with the complementary strengths of the other. Specifically, the combination of investing in META and AMZN may provide exposure to growth opportunities in digital advertising, e-commerce, and the broader metaverse ecosystem.

The Fund may enter into one or more swap agreements with financial institutions whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an Underlying Security’s share price. In addition to utilizing swap agreements to gain exposure to the Underlying Securities, the Fund may also utilize listed options to seek to achieve exposure to the Underlying Securities. Additionally, the Fund may use other option strategies to produce similar exposure to an Underlying Security, like buying calls and selling puts with identical strike prices. These options allow the Fund to adjust its leverage strategy in response to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements.

The Fund will hold assets to serve as collateral for its derivative instruments. For those collateral holdings, the Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments that provide financial exposure to META and/or AMZN. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. The Fund is expected to have a high annual portfolio turnover rate.

Meta Platforms, Inc.

Meta Platforms, Inc. is an operating company that operates a social technology company. Meta Platforms, Inc. builds technology that helps people connect, find communities and grow businesses. Its products enable people to connect and share with friends and family through mobile devices, personal computers, virtual reality (VR) headsets, wearables, and in-home devices. Meta Platforms, Inc. also helps people cover and learn about what is going on in the world around them, enable people to share their opinions, ideas, photos and videos, and other activities with audiences ranging from their closest family members and friends to the public at large, and stay connected everywhere by accessing its products. Meta Platforms, Inc. is listed on Nasdaq. The aggregate market value of the voting and non-voting stock held by non-affiliates of Meta Platforms, Inc. as of June 30, 2024, was approximately $1,103 billion based upon the closing price reported for such date on Nasdaq.

Meta Platforms, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Meta Platforms, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-35551 through the SEC’s website at www.sec.gov. In addition, information regarding Meta Platforms, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to META or other securities of Meta Platforms, Inc. The Fund has derived all disclosures contained in this document regarding Meta Platforms, Inc. from publicly available documents. None of the Fund, the Trust, the Adviser, or the Sub-Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Meta Platforms, Inc. None of the Fund, the Trust, the Adviser, or the Sub-Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Meta Platforms, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Meta Platforms, Inc. (and therefore the price of Meta Platforms, Inc. at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Meta Platforms, Inc. could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation to you as to the performance of META.

THE FUND, TRUST, THE ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH META PLATFORMS, INC.

Amazon.com, Inc.

Amazon.com, Inc. is an e-commerce company that operates retail websites and offers programs that enable third parties to sell products on their websites. Amazon.com, Inc. is listed on Nasdaq. The aggregate market value of the voting stock held by non-affiliates of Amazon.com, Inc. as of June 30, 2024 was approximately $1.8 trillion.

Amazon.com, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Amazon.com, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 000-22513 through the SEC’s website at www.sec.gov. In addition, information regarding Amazon.com, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to AMZN or other securities of Amazon.com, Inc. The Fund has derived all disclosures contained in this document regarding Amazon.com, Inc. from publicly available documents. None of the Fund, the Trust, the Adviser, or the Sub-Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Amazon.com, Inc. None of the Fund, the Trust, the Adviser, or the Sub-Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Amazon.com, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Amazon.com, Inc. (and therefore the price of Amazon.com, Inc. at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Amazon.com, Inc. could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or the Sub-Adviser, or their respective affiliates makes any representation to you as to the performance of AMZN.

THE FUND, TRUST, THE ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH AMAZON.COM, INC.

Portfolio Attributes

The Fund is classified as “non-diversified” under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry or industries as those assigned to META and AMZN. As of the date of the Prospectus, META is assigned to the interactive media & services industry and AMZN is assigned to the broadline retail industry.

The Fund’s pairing of META and AMZN is static and will not change unless a material event, such as a merger, liquidation, or similar occurrence, necessitates such a change. The Adviser reallocates the Fund’s portfolio holdings at least monthly to seek to maintain a balanced exposure of approximately 100% to META and 100% to AMZN. However, between reallocation dates, the allocation between the two assets may drift substantially, potentially necessitating more frequent reallocations to maintain the target exposure.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments that provide financial exposure to META and/or AMZN.